Business Combinations	12 Months Ended
Dec. 31, 2011
Business Combinations [Abstract]
BUSINESS COMBINATIONS

3. BUSINESS COMBINATIONS

(a) 2010 acquisition

On January 18, 2010, the Company completed the acquisition of Ku6 and its subsidiaries and VIEs, a leading online video portal in China, pursuant to the share purchase agreement entered into by and among Hurray!, Ku6 and the shareholders of Ku6 dated as of November 26, 2009 by issuing an aggregate of 723,684,204 ordinary shares, of which 44,438,100 replaced the options issued by Ku6 and immediately vested without substantive future service requirements. After the completion of this acquisition, the Company owned 100% of the equity interests of Ku6 and its subsidiaries and VIEs. The total fair value of the shares issued approximated $28.9 million based on the share price on the closing date and the difference amounting to $1,284,766 between the fair value of the 44,438,100 shares issued and the fair value of options issued by Ku6 at acquisition date attributable to the pre-combination portion was recorded as share based compensation expense in the consolidated statement of operations and comprehensive loss. Since the Company has unilateral control of Ku6, the Company started to consolidate the financial statements of Ku6 from February 1, 2010.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition and the purchase price allocation.

Total purchase price:
Ordinary shares issued to acquired all of the outstanding shares of Ku6	27,101,920
Ordinary shares issued to replace the options issued by Ku6	1,773,080
Share based compensation related to post combination portion	(1,284,766)

27,590,234

		Amortization period
Aggregate purchase price allocation –Ku6:
Cash and cash equivalents	329,743
Accounts receivable	3,264,513
Other current assets	811,845
Acquired intangible assets:
Trademark	24,901,940	20 years
Software technology	2,197,230	7 years
Customer base	1,464,820	5 years
Non-current deferred tax liability	(4,826,059)
Goodwill	6,232,770
Property and equipment, net	3,652,599
Other non-current assets	937,485
Current liabilities	(11,376,652)

Total	27,590,234

Total identifiable intangible assets acquired upon consolidation mainly included trademark(s), software technology, and customer base, which have a weighted average amortization period of 18.2 years.

Goodwill primarily represented the expected synergies from combining operations of the Company and Ku6, which are complementary in a way to each other, and any other intangible benefits that do not qualify for separate recognition. Such goodwill is not deductible for tax purposes. The fair value of intangible assets was measured primarily by the income approach taking into consideration historical financial performance and estimates of future performance of Ku6’s business.

Ku6 is subject to claims and litigation which may arise in the normal course of business. As of and subsequent to the acquisition date on January 18, 2010, Ku6 was involved in a number of cases in various courts and arbitrations. These cases are substantially related to alleged copyright infringement arising before the acquisition. Accordingly, liabilities from contingencies assumed of $1,631,359 in relation to those cases have been recognized in the current liabilities upon acquisition. The compensation amount was based on judgments handed down by the court and out-of-court settlements or management’s best estimation based on the historical actual compensation amount in recent years and the advice from PRC counsel. There are no accruals for any additional losses related to unasserted claims as there was no manifestation of claims and the amount cannot be reasonably estimated.

The Company completed its acquisition of Ku6 on January 18, 2010 and began to consolidate the financial statements of Ku6 upon unilateral control from February 1, 2010. The amount of Ku6’s consolidated revenue and net loss for the eleven months ended December 31, 2010 included in the statements of operations and comprehensive loss was $14,101,171 and $45,165,985.

The following unaudited pro forma consolidated financial information reflects the results of operations for the years ended December 31, 2009 and 2010, as if the acquisition of Ku6 had occurred as of January 1, 2009 and after giving effect to purchase accounting adjustments primarily relating to the amortization of intangibles. The following pro forma financial information has been prepared for comparative purpose only and is not necessarily indicative of the results that would have been had the acquisitions been completed at the beginning of the period presented, nor is it indicative of future operating results.

	Year Ended December 31, 2009	Year Ended December 31, 2010
	(unaudited)	(unaudited)
Net revenues	7,261,708	16,787,493
Net loss attributable to Ku6 Media Co., Ltd.	(35,258,520)	(56,033,640)
Loss per ADS- Basic and Diluted:	(1.61)	(1.81)

The pro forma net losses for the years ended December 31, 2009 and 2010 include $1,851,951 and $1,851,951, respectively, for the amortization of identifiable intangible assets arising from the acquisition of Ku6.

(b) 2009 acquisition

Acquisition of Seed Music Group Limited (disposed in August 2010 and presented in discontinued operations (Note 2(1))

In September 2008, the Company entered into a definitive agreement to acquire, through Hurray! Media Co., Ltd, a controlling stake in Seed Music Group Limited (“Seed Music”) and its subsidiaries including Seed Music Co., Ltd., Profita Publishing Limited and Leguan Seed (Beijing) Culture Consulting Co., Ltd. (collectively referred to as “Seed Music Group”), a Taiwan based company that focuses on artist development, music production and offline music distribution in Asia Pacific, especially in China. The Company paid an advance of $1,907,400 to the selling shareholders to acquire an approximately 47.58% equity interest of Seed Music in 2008 and such payment was recorded as prepaid acquisition cost as of December 31, 2008 as this transaction had not closed as of that date. Concurrent with this transaction, the Company subscribed for an additional 7,813 shares, representing a 13.5% ownership interest, from Seed Music for $600,038 in 2008, which was recorded as an investment at cost at December 31, 2008, as that portion of the transaction had been consummated by that date. The acquisition of the 47.58% equity interest was completed and the Company began to consolidate Seed Music on January 1, 2009. The Company’s total ownership in Seed Music was 61.08% after the closing of the acquisition and subscription of Seed Music shares.

According to the agreements, there were further contingent payments based on Seed Music’s operating performance. The contingent payments were to be paid in cash if Seed Music exceeded the performance target. If not, the selling holders were obligated to transfer certain Seed Music shares or make cash payments to the Company. Such contingent payments were recorded as contingent consideration based on the fair value of $352,217, which was classified within Level 3 of the fair value hierarchy and was measured on a recurring basis (Note 10). The contingent consideration was settled by June 30, 2010. As the actual performance of Seed Music did not meet the specified earnings objectives, the Company was not required to make any further payments.

The non-controlling shareholders had options to sell their shares to the Company at a price based on a formula which included Seed Music’s operating performance. Therefore, from the date of consolidation to the derecognition on disposal, the non-controlling interests were presented as redeemable non-controlling interests on the balance sheet and such amounts were accreted to the redemption value if the redemption was probable. Since the operating performance of Seed Music did not meet the specified target, the Company considered the redemption was not probable. In addition, the non-controlling shareholders granted call options to the Company to subscribe for all or part of their remaining shares in Seed Music. The embedded put and call options were not derivatives that required bifurcation as separate financial instruments and were accounted for together with the non-controlling interest.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition. The purchase price allocation was finalized.

Total purchase price:
Cash consideration	2,507,438
Contingent consideration (Note 10)	352,217
Fair value of redeemable non-controlling interests	1,569,808

4,429,463

		Amortization period
Aggregate purchase price allocation –Seed Music:
Cash and cash equivalents	1,034,308
Inventory	53,504
Other current assets	891,723
Acquired intangible assets:
Artist contracts	1,717,846	7.1~9.0 years
Trademarks	1,569,808	20 years
Non-compete agreement	183,218	4.5 years
Copyrights	5,863	0.4 years
Non-current deferred tax liability	(869,184)
Goodwill (allocated to music segment)	2,535,523
Property and equipment, net	50,084
Other non-current assets	51,526
Current liabilities	(2,216,292)
Other non-current liabilities	(578,464)

Total	4,429,463

Goodwill primarily represented the expected synergies from combining operations of the Company and Seed Music, which were complementary in a way to each other, and any other intangible benefits that did not qualify for separate recognition. Such goodwill was not deductible for tax purposes. The fair value of intangible assets was measured primarily by the income approach taking into consideration historical financial performance and estimates of future performance of Seed Music’s business.

The fair value of redeemable non-controlling interests was determined using the income approach including discounted cash flow modeling and unobservable inputs including assumptions of projected revenue, expenses, capital spending, other costs and a discount rate with regards to the non-controlling discount in recent share transactions made at arm’s length close to the acquisition date, taking into consideration other factors, as appropriate. The net fair value of the embedded call and put options was not material.

The Company completed its acquisition of Seed Music on January 1, 2009 and began to consolidate Seed Music Group’s consolidated financial statements from then on. The amount of Seed Music Group’s revenue and net loss for the year ended December 31, 2009 included in the statements of operations and comprehensive loss was approximately $6.7 million and $1.0 million. Total net loss attributable to redeemable non-controlling interests was $1,198,591. As of December 31, 2009, the balance of redeemable of non-controlling interests was reduced to $370,870 as a result of share of loss and after giving effect to the impact of foreign currency translation.